DEBT (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Summary of Outstanding Debt
A summary of outstanding debt as of December 31, 2021 and 2020 is as follows:

(in thousands of $)	2021	2020
U.S. dollar denominated floating rate debt
$328.6 million term loan facility	281,009	319,112
$50.0 million term loan facility	39,348	43,880
$250.7 million term loan facility	185,627	250,738
$100.8 million term loan facility	93,075	100,750
$328.4 million term loan facility	200,255	215,529
$321.6 million term loan facility	203,163	222,145
$110.5 million term loan facility (ING)	91,709	98,949
$110.5 million term loan facility (Credit Suisse)	98,166	105,178
$110.5 million term loan facility (Credit Suisse #2)	103,116	110,107
$544.0 million lease financing	490,500	521,071
$42.9 million term loan facility	39,325	41,708
$62.5 million term loan facility	57,292	60,764
$133.7 million term loan facility	131,229	—
$58.5 million term loan facility (SEB)	58,500	—
$58.5 million term loan facility (KFW)	58,500	—
Total U.S. dollar denominated floating rate debt	2,130,814	2,089,931
U.S. dollar denominated fixed rate debt
$275.0 million revolving credit facility	209,700	60,000
Total U.S. dollar denominated fixed rate debt	209,700	60,000
Secured borrowings	—	6,251
Total debt	2,340,514	2,156,182
Short-term debt and current portion of long-term debt	189,286	167,082
Deferred charges	24,318	20,176
Long-term portion of debt	2,126,910	1,968,924

Schedule of Debt Repayment	The outstanding debt as of December 31, 2021 is repayable as follows:

(in thousands of $)
2022	189,286
2023	777,085
2024	211,244
2025	336,218
2026	164,992
Thereafter	661,689
2,340,514

Schedule of Assets Pledged	Assets pledged

(in thousands of $)	2021	2020
Vessels, net	3,477,283	3,306,863

Schedule of Deferred Charges	Deferred charges

(in thousands of $)	2021	2020
Debt arrangement fees	41,691	31,129
Accumulated amortization	(17,373)	(10,953)
	24,318	20,176